INCOME TAXES - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 2,903		¥ 379	¥ 31,543
Deferred tax benefits	(18,725)		(66,254)	(20,798)
Income tax expenses/(benefits)	¥ (15,822)	$ (2,228)	¥ (65,875)	¥ 10,745